Condensed Consolidated Statements Of Income (Unaudited) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	6 Months Ended
	Sep. 30, 2014		Sep. 30, 2013
Interest income:
Loans, including fees	¥ 973,824		¥ 817,510
Deposits in other banks	29,934		20,386
Investment securities	188,482		179,037
Trading account assets	206,135		187,493
Call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	34,834		31,511
Total	1,433,209		1,235,937
Interest expense:
Deposits	151,105		107,618
Call money, funds purchased, and payables under repurchase agreements and securities lending transactions	27,284		21,946
Due to trust account, other short-term borrowings, and trading account liabilities	31,569		27,787
Long-term debt	121,866		112,164
Total	331,824		269,515
Net interest income	1,101,385		966,422
Credit for credit losses	68,138		60,229
Net interest income after credit for credit losses	1,169,523		1,026,651
Non-interest income:
Fees and commissions income	672,050		639,422
Foreign exchange losses-net	(42,982)		(35,659)
Trading account profits (losses)-net	562,518		(192,113)
Investment securities gains-net	63,232	[1]	129,961	[1]
Equity in earnings of equity method investees-net	121,538		87,151
Other non-interest income	56,426		64,700
Total	1,432,782		693,462
Non-interest expense:
Salaries and employee benefits	534,889		496,784
Occupancy expenses-net	82,643		78,619
Fees and commission expenses	118,546		111,437
Outsourcing expenses, including data processing	121,568		105,052
Depreciation of premises and equipment	54,525		49,358
Amortization of intangible assets	107,308		99,550
Impairment of intangible assets	108		133
Insurance premiums, including deposit insurance	57,200		50,445
Communications	26,721		24,924
Taxes and public charges	47,560		34,523
Other non-interest expenses	177,278		138,877
Total	1,328,346		1,189,702
Income before income tax expense	1,273,959		530,411
Income tax expense	409,999		99,411
Net income before attribution of noncontrolling interests	863,960		431,000
Net income attributable to noncontrolling interests	25,664		47,686
Net income attributable to Mitsubishi UFJ Financial Group	838,296		383,314
Income allocated to preferred shareholders:
Cash dividends paid	8,970		8,970
Changes in a foreign affiliated company's interests in its subsidiary			3,301
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 829,326		¥ 371,043
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group
Basic earnings per common share-Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 58.55		¥ 26.21
Diluted earnings per common share-Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 58.35		¥ 26.10
Cash dividend per common share	¥ 9.00		¥ 7.00
Weighted average common shares outstanding	14,163,257		14,157,332
Weighted average diluted common shares outstanding	14,182,387		14,178,886

[1]	The following credit losses are included in Investment securities gains-net: Decline in fair value of ¥ 1,102 million and ¥ 956 million; Other comprehensive income-net of ¥ 202 million and ¥ 67 million; Total credit losses of ¥ 1,304 million and ¥ 1,023 million for the six months ended September 30, 2013 and 2014, respectively.